RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

(a) The Company had the following balances due to related parties:

	Relationship	Dec 31, 2021	Dec 31, 2020
Junze Zhang	Shareholder and director of the Company	667,787	388,839

Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,750	-
Total		$674,537	$388,839
(b) Transactions

	For the years ended December 31,
	2021	2020
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	-	-
Henghui Investment Consultation(SZ) Partnership Business (LP)	-	-
Qing Zuo	8,850	-
Junze Zhang	-	172,306-
Mengling Zhang	-	-
Zihua Wu	-	-
	$8,850	$172,306

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$-	$-
Qing Zuo	15,499	-
Junze Zhang	276,375	116,343
Mengling Zhang	-	-
Zihua Wu	-	-
	$291,874	$116,343